Expense Example - PIMCO RAE International Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	52	166	290	652	62	198	345	773	459	641	838	1,406